Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000254756 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254756 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000254756 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000254756 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254756 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254756 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254756 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254756 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254756 | FR_867224107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254756 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254756 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000254756 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000254756 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000254756 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000254756 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000254756 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000254756 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254756 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.30%
C000254756 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.80%
C000254757 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254757 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254757 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254757 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254757 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254757 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000254757 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254757 | FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254757 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254757 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254757 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	48.30%
C000254757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000254757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000254757 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000254757 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.60%
C000254757 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000254757 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254757 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000254758 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254758 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254758 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254758 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000254758 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254758 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254758 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254758 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254758 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254758 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254758 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000254758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000254758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000254758 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000254758 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254758 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000254758 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000254758 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254758 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254758 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254758 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%